TAXATION - Income taxes (Details) ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 14, 2008	Apr. 30, 2009	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION
Income tax rate (as a percentage)					25.00%	25.00%	25.00%
High And New Technology Enterprises
TAXATION
Preferential tax rate (as a percentage)		15.00%
High And New Technology Enterprises | Beijing Zhong Zhi Shi Zheng
TAXATION
Preferential tax rate (as a percentage)				15.00%	15.00%	15.00%	15.00%	15.00%
Software Enterprise | Beijing Zhong Zhi Xun Bo
TAXATION
Period of exemption from EIT (in years)										2 years	2 years
Cayman Islands
TAXATION
Withholding tax to be imposed					¥ 0
British Virgin Islands
TAXATION
Withholding tax to be imposed					0
Hong Kong
TAXATION
Withholding tax to be imposed					¥ 0
Income tax rate (as a percentage)					16.50%
Assessable profits | $						$ 2
Reduced enterprise income tax rate					8.25%
China
TAXATION
Income tax rate (as a percentage)	25.00%
China | Maximum
TAXATION
Period open for tax examinations (in years)					5 years
China | Xinjiang Zhong Zhi
TAXATION
Tax holiday period (in years)							5 years
China | Xinjiang Zhong Zhi Shi Zheng
TAXATION
Tax holiday period (in years)					5 years
China | High And New Technology Enterprises
TAXATION
Preferential tax rate (as a percentage)			15.00%
Preferential certificate term (in years)			3 years
Preferential certificate renewal term (in years)			3 years
China | High And New Technology Enterprises | Beijing Zhong Zhi Xun Bo
TAXATION
Preferential tax rate (as a percentage)				15.00%	15.00%	15.00%
China | Software Enterprise | Beijing Zhong Zhi Xun Bo
TAXATION
Preferential tax rate (as a percentage)							12.50%	12.50%	12.50%